UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21522

Name of Fund: BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock S&P Quality Rankings Global Equity Managed Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Australia—6.0%
117,200	Foster’s Group Ltd.	$544,248
64,700	National Australia Bank Ltd.	1,485,249
126,100	Santos Ltd.	2,137,687
84,400	TABCORP Holdings Ltd.	685,865
37,350	Wesfarmers Ltd.	1,197,550

		6,050,599

	Austria—1.6%
14,000	Boehler-Uddeholm AG(a)	1,594,437

	Canada—5.0%
25,500	Bank of Montreal	1,193,877
14,100	Bank of Nova Scotia	688,235
16,000	Enbridge, Inc.	702,065
7,700	National Bank of Canada	375,995
30,600	Royal Bank of Canada	1,412,032
4,600	Suncor Energy, Inc.	250,047
8,700	Teck Cominco Ltd., Class B	399,591

		5,021,842

	Denmark—0.9%
32,400	Danske Bank A/S	915,575

	Finland—1.3%
19,200	Kesko Oyj, B Shares	530,796
27,000	Nokia Oyj	736,893

		1,267,689

	France—4.5%
15,000	AXA S.A.	440,871
11,700	Bouygues	756,376
4,500	Schneider Electric S.A.	498,278
5,300	Societe Generale	490,455
17,200	Total S.A.	1,316,982
18,200	Vinci S.A.	1,029,023

		4,531,985

	Germany—2.7%
2,900	Allianz SE	491,743
11,000	BASF AG	696,272
15,200	SAP AG	880,124
5,000	Siemens AG	610,964

		2,679,103

	Hong Kong—3.1%
71,000	Esprit Holdings Ltd.	755,473
22,600	Hang Seng Bank Ltd.	442,298
204,500	HongKong Electric Holdings	1,185,487
191,000	Hopewell Holdings	685,182

		3,068,440

	Italy—1.9%
42,400	Eni S.p.A.	1,430,768
83,000	Intesa Sanpaolo S.p.A.	466,108

		1,896,876

	Japan—5.2%
11,700	Canon, Inc.	534,751
53,000	Mitsui & Co. Ltd.	1,087,360
150,000	Mitsui Mining & Smelting Co. Ltd.	456,984
600	Nintendo Co. Ltd.	291,112
15,000	Oracle Corp.	628,280
53,000	Ricoh Co. Ltd.	860,670
42,000	Sharp Corp.	583,456
17,300	Toyota Motor Corp.	745,760

		5,188,373

	Netherlands—0.5%
29,100	Royal KPN N.V.	506,582

	Portugal—0.5%
44,000	Portugal Telecom SGPS S.A.	482,562

	Singapore—1.6%
615,000	Jaya Holdings Ltd.	626,050
212,000	Singapore Petroleum Co. Ltd.	982,820

		1,608,870

Shares	Common Stocks	Value

	Spain—2.0%
26,000	Banco Santander Central Hispano S.A.	$506,138
15,000	Endesa S.A.	666,176
32,600	Indra Sistemas S.A.	870,378

		2,042,692

	Sweden—4.3%
16,000	Axfood AB	489,603
15,300	Hennes & Mauritz AB	816,476
27,300	Ratos AB, B Shares	781,396
108,000	Scania AB, B Shares	1,692,937
63,000	TeliaSonera AB	479,630

		4,260,042

	Switzerland—0.7%
16,000	Nestle S.A.	701,839

	United Kingdom—10.6%
55,300	Alliance & Leicester Plc	369,463
18,000	AstraZeneca Plc(a)	874,861
141,100	Barclays Plc	958,127
73,000	BP Plc	749,235
17,300	British American Tobacco Plc	624,317
64,100	GlaxoSmithKline Plc(a)	1,494,184
71,200	HSBC Holdings Plc	1,177,501
193,500	Rentokil Initial Plc	255,899
5,700	Rio Tinto Plc	596,484
46,300	Royal Dutch Shell Plc, A Shares	1,641,897
69,183	Scottish & Southern Energy Plc	1,916,436

		10,658,404

	United States—47.3%
7,100	3M Co.	499,769
17,100	Abbott Laboratories	963,414
16,500	Agree Realty Corp. (REIT)	476,520
25,700	Allied Capital Corp.	353,375
32,300	Altria Group, Inc.	657,305
28,000	Ameren Corp.	1,150,520
110,480	AT&T Inc.	3,403,889
12,400	Automatic Data Processing, Inc.	529,604
47,200	Bank of America Corp.	1,552,880
49,500	Bristol-Myers Squibb Co.	1,045,440
12,800	Chevron Corp.	1,082,368
11,500	Citigroup, Inc.	214,935
17,000	Coca-Cola Co. (The)	875,500
24,600	Consolidated Edison, Inc.	976,620
18,800	Eli Lilly & Co.	885,668
45,200	Emerson Electric Co.	2,201,240
14,400	Equity Residential (REIT)	621,648
35,800	Exxon Mobil Corp.	2,879,394
25,900	First Industrial Realty Trust, Inc. (REIT)	642,061
76,100	General Electric Co.	2,152,869
8,500	Harley-Davidson, Inc.	321,640
37,600	Health Care REIT, Inc.	1,875,112
31,000	Hewlett-Packard Co.	1,388,800
10,400	Home Depot, Inc.	247,832
12,700	Hospitality Properties Trust (REIT)	270,510
56,300	Intel Corp.	1,249,297
16,400	Intl. Business Machines Corp.	2,098,872
9,300	Johnson & Johnson	636,771
25,000	Kimco Realty Corp. (REIT)	882,250
20,483	Kraft Foods, Inc.	651,769
10,800	Liberty Properties Trust (REIT)	393,120
23,000	McDonald’s Corp.	1,375,170
25,000	Merck & Co., Inc.	822,500
25,500	Microchip Technology, Inc.	814,215
79,700	Microsoft Corp.	2,049,884
17,100	Morgan Stanley	675,108
34,400	Nationwide Health Properties, Inc. (REIT)	1,276,584
7,900	PepsiCo, Inc.	525,824
38,300	Pfizer, Inc.	715,061
32,300	Philip Morris Intl., Inc.	1,668,295
8,500	Rohm & Haas Co.	637,500
13,800	United Technologies Corp.	882,924

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	United States— (cont’d)
21,900	UST, Inc.	$1,152,159
12,100	Wal-Mart Stores, Inc.	709,302
30,100	Wells Fargo & Co.	911,127

		47,396,645

	Total Common Stocks
	(Cost—$84,413,022)—99.7%	99,872,555

	Short-Term Securities

	Money Market Fund—0.4%
376,695	Fidelity Institutional Money Market Prime Portfolio, 2.45%(b)	376,695

	Total Short-Term Securities
	(Cost—$376,695)—0.4%	376,695

	Total Investments (Cost—$84,789,717*)—100.1%	100,249,250
	Liabilities in Excess of Other Assets—(0.1)%	(115,809)

	Net Assets—100.0%	$100,133,441

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$84,731,818

	Gross unrealized appreciation	$21,969,714
	Gross unrealized depreciation	(6,452,282)

	Net unrealized appreciation	$15,517,432

(a)	Non-income producing security.

(b)	Represents current yield as of report date.

	KEY TO ABBREVIATIONS REIT — Real Estate Investment Trust

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P Quality Rankings Global Equity Managed Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: September 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: September 19, 2008